Earnings per share - Narrative (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	4,597,824	3,793,883	3,231,060